LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–93.90%
Automobiles–2.28%
†General Motors Co.	96,518	$ 4,221,698
†Tesla, Inc.	30,402	32,761,195
		36,982,893
Banks–0.12%
Prosperity Bancshares, Inc.	20,542	1,425,204
Wintrust Financial Corp.	6,178	574,122
		1,999,326
Beverages–1.50%
†Monster Beverage Corp.	212,369	16,968,283
PepsiCo, Inc.	44,306	7,415,938
		24,384,221
Biotechnology–3.98%
AbbVie, Inc.	74,126	12,016,566
†Biogen, Inc.	23,306	4,908,244
†Exelixis, Inc.	28,602	648,407
Gilead Sciences, Inc.	101,768	6,050,107
†Horizon Therapeutics PLC	41,001	4,313,715
†Incyte Corp.	50,514	4,011,822
†Moderna, Inc.	18,995	3,272,079
†Neurocrine Biosciences, Inc.	25,985	2,436,094
†Vertex Pharmaceuticals, Inc.	103,434	26,993,171
		64,650,205
Building Products–0.38%
Allegion PLC	23,650	2,596,297
†Hayward Holdings, Inc.	16,158	268,546
†Trex Co., Inc.	50,640	3,308,311
		6,173,154
Capital Markets–0.34%
Ameriprise Financial, Inc.	18,254	5,482,771
		5,482,771
Chemicals–0.34%
Sherwin-Williams Co.	22,330	5,574,015
		5,574,015
Commercial Services & Supplies–1.03%
Cintas Corp.	8,376	3,563,067
†Copart, Inc.	105,058	13,181,627
		16,744,694
Communications Equipment–1.27%
†Arista Networks, Inc.	106,026	14,735,493
Motorola Solutions, Inc.	23,880	5,783,736
		20,519,229
Construction & Engineering–0.16%
†MasTec, Inc.	29,319	2,553,685
		2,553,685
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.61%
Capital One Financial Corp.	39,077	$ 5,130,419
Synchrony Financial	135,611	4,720,619
		9,851,038
Distributors–0.35%
LKQ Corp.	124,109	5,635,790
		5,635,790
Diversified Financial Services–0.13%
Equitable Holdings, Inc.	53,044	1,639,590
Voya Financial, Inc.	7,756	514,611
		2,154,201
Electrical Equipment–0.38%
AMETEK, Inc.	46,650	6,212,847
		6,212,847
Electronic Equipment, Instruments & Components–1.29%
Amphenol Corp. Class A	99,000	7,459,650
Cognex Corp.	50,960	3,931,564
†IPG Photonics Corp.	21,277	2,335,364
†Zebra Technologies Corp. Class A	17,479	7,231,062
		20,957,640
Entertainment–0.37%
†Live Nation Entertainment, Inc.	51,182	6,021,050
		6,021,050
Equity Real Estate Investment Trusts–1.01%
Camden Property Trust	29,480	4,899,576
First Industrial Realty Trust, Inc.	6,167	381,799
Lamar Advertising Co. Class A	38,418	4,463,403
Life Storage, Inc.	29,432	4,133,136
Rexford Industrial Realty, Inc.	34,336	2,561,122
		16,439,036
Food & Staples Retailing–1.89%
Casey's General Stores, Inc.	14,117	2,797,566
Costco Wholesale Corp.	48,354	27,844,651
		30,642,217
Health Care Equipment & Supplies–4.34%
†ABIOMED, Inc.	11,710	3,878,821
†Align Technology, Inc.	40,258	17,552,488
†Edwards Lifesciences Corp.	130,917	15,411,549
†IDEXX Laboratories, Inc.	19,550	10,695,023
†Intuitive Surgical, Inc.	73,207	22,085,088
Teleflex, Inc.	2,386	846,624
		70,469,593
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–2.73%
HCA Healthcare, Inc.	31,498	$ 7,894,029
†Molina Healthcare, Inc.	12,226	4,078,471
UnitedHealth Group, Inc.	63,276	32,268,862
		44,241,362
Health Care Technology–0.51%
†Veeva Systems, Inc. Class A	39,226	8,333,956
		8,333,956
Hotels, Restaurants & Leisure–2.52%
Choice Hotels International, Inc.	43,374	6,148,698
Domino's Pizza, Inc.	15,530	6,320,865
†Expedia Group, Inc.	8,454	1,654,194
†Hilton Worldwide Holdings, Inc.	45,215	6,860,924
†Marriott International, Inc. Class A	44,932	7,896,799
Vail Resorts, Inc.	21,380	5,564,573
Wyndham Hotels & Resorts, Inc.	69,889	5,918,899
†Wynn Resorts Ltd.	6,702	534,418
		40,899,370
Industrial Conglomerates–0.92%
Roper Technologies, Inc.	31,654	14,947,968
		14,947,968
Insurance–0.32%
Reinsurance Group of America, Inc.	22,541	2,467,338
RenaissanceRe Holdings Ltd.	16,560	2,624,925
		5,092,263
Interactive Media & Services–10.14%
†Alphabet, Inc. Class C	36,397	101,656,457
†Alphabet, Inc. Class A	8,765	24,378,533
†Meta Platforms, Inc. Class A	172,866	38,438,484
		164,473,474
Internet & Direct Marketing Retail–6.18%
†Amazon.com, Inc.	28,783	93,831,141
†Etsy, Inc.	52,173	6,484,060
		100,315,201
IT Services–6.58%
†Cloudflare, Inc. Class A	10,494	1,256,132
†EPAM Systems, Inc.	30,466	9,036,520
†Euronet Worldwide, Inc.	48,096	6,259,694
†Gartner, Inc.	22,695	6,750,855
†Globant SA	1,250	327,587
Mastercard, Inc. Class A	10,881	3,888,652
†Okta, Inc.	9,780	1,476,389
†PayPal Holdings, Inc.	92,583	10,707,224
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Shopify, Inc. Class A	4,208	$ 2,844,440
†Snowflake, Inc. Class A	10,161	2,328,190
†StoneCo Ltd. Class A	103,491	1,210,845
†VeriSign, Inc.	20,060	4,462,548
Visa, Inc. Class A	229,559	50,909,299
Western Union Co.	283,849	5,319,330
		106,777,705
Leisure Products–0.12%
†Mattel, Inc.	88,232	1,959,633
		1,959,633
Life Sciences Tools & Services–2.11%
Agilent Technologies, Inc.	48,584	6,429,121
†Avantor, Inc.	28,014	947,433
Bruker Corp.	94,003	6,044,393
†Illumina, Inc.	8,802	3,075,419
†IQVIA Holdings, Inc.	29,967	6,928,670
†Mettler-Toledo International, Inc.	7,067	9,704,334
†Syneos Health, Inc.	6,088	492,823
West Pharmaceutical Services, Inc.	1,572	645,636
		34,267,829
Machinery–1.22%
Caterpillar, Inc.	44,399	9,892,985
IDEX Corp.	25,630	4,914,040
Illinois Tool Works, Inc.	16,540	3,463,476
Otis Worldwide Corp.	19,181	1,475,978
		19,746,479
Media–0.28%
News Corp. Class A	113,586	2,515,930
Nexstar Media Group, Inc. Class A	10,917	2,057,636
		4,573,566
Metals & Mining–0.41%
Freeport-McMoRan, Inc.	134,403	6,685,205
		6,685,205
Pharmaceuticals–1.68%
Zoetis, Inc.	144,778	27,303,683
		27,303,683
Road & Rail–0.80%
CSX Corp.	160,338	6,004,658
†Lyft, Inc. Class A	70,826	2,719,718
Norfolk Southern Corp.	3,030	864,217
Old Dominion Freight Line, Inc.	11,067	3,305,492
		12,894,085

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–9.33%
†Advanced Micro Devices, Inc.	160,605	$ 17,560,551
Applied Materials, Inc.	28,620	3,772,116
ASML Holding NV	11,040	7,373,947
Broadcom, Inc.	14,540	9,155,547
Entegris, Inc.	62,858	8,250,741
†First Solar, Inc.	28,208	2,362,138
KLA Corp.	10,008	3,663,528
Lam Research Corp.	12,535	6,738,941
NVIDIA Corp.	184,992	50,476,917
†ON Semiconductor Corp.	28,355	1,775,307
QUALCOMM, Inc.	234,308	35,806,949
Teradyne, Inc.	12,588	1,488,279
Texas Instruments, Inc.	16,310	2,992,559
		151,417,520
Software–16.74%
†Adobe, Inc.	39,907	18,182,427
†Autodesk, Inc.	29,137	6,245,516
†Cadence Design Systems, Inc.	48,002	7,894,409
†Crowdstrike Holdings, Inc. Class A	25,881	5,877,058
†Datadog, Inc. Class A	8,401	1,272,500
†Fair Isaac Corp.	1,690	788,317
†Fortinet, Inc.	54,130	18,498,386
†Informatica, Inc. Class A	13,516	266,806
†Manhattan Associates, Inc.	59,564	8,262,122
Microsoft Corp.	485,499	149,684,197
†NCR Corp.	24,229	973,764
Oracle Corp.	127,951	10,585,386
†Palo Alto Networks, Inc.	13,206	8,220,867
†Paycom Software, Inc.	17,724	6,139,239
†PTC, Inc.	47,440	5,110,237
†ServiceNow, Inc.	8,205	4,569,283
†Synopsys, Inc.	16,393	5,463,295
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Tyler Technologies, Inc.	10,345	$ 4,602,387
VMware, Inc. Class A	50,267	5,723,903
†Zscaler, Inc.	13,872	3,347,036
		271,707,135
Specialty Retail–2.47%
†AutoNation, Inc.	11,657	1,160,804
†Burlington Stores, Inc.	30,421	5,541,794
†GameStop Corp. Class A	1,525	254,034
Home Depot, Inc.	108,660	32,525,198
†Ulta Beauty, Inc.	1,385	551,535
		40,033,365
Technology Hardware, Storage & Peripherals–5.79%
Apple, Inc.	525,336	91,728,919
†Dell Technologies, Inc. Class C	44,994	2,258,249
		93,987,168
Textiles, Apparel & Luxury Goods–1.28%
NIKE, Inc. Class B	154,038	20,727,353
		20,727,353
Total Common Stock (Cost $1,072,791,911)		1,523,831,925

MONEY MARKET FUND–4.91%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	79,671,595	79,671,595
Total Money Market Fund (Cost $79,671,595)		79,671,595

TOTAL INVESTMENTS–98.81% (Cost $1,152,463,506)	1,603,503,520
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.19%	19,392,453
NET ASSETS APPLICABLE TO 35,568,597 SHARES OUTSTANDING–100.00%	$1,622,895,973

† Non-income producing.
LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(29)	E-mini Russell 2000 Index	$(2,996,280)	$(2,894,038)	6/17/22	$—	$(102,242)
(1,221)	E-mini S&P 500 Index	(276,602,288)	(264,113,354)	6/17/22	—	(12,488,934)
(11)	E-mini S&P MidCap 400 Index	(2,958,120)	(2,870,847)	6/17/22	—	(87,273)
Total Futures Contracts					$—	$(12,678,449)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities or ETFs listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,523,831,925	$—	$—	$1,523,831,925
Money Market Fund	79,671,595	—	—	79,671,595
Total Investments	$1,603,503,520	$—	$—	$1,603,503,520
Derivatives:

Liabilities:
Futures Contracts	$(12,678,449)	$—	$—	$(12,678,449)
There were no Level 3 investments at the beginning or end of the period.
LVIP Blended Large Cap Growth Managed Volatility Fund–5